Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Related Party Transactions

27.Related Party Transactions

Amounts receivable from and payable to related parties are as follows:

	December 31,
($ thousands)	2015	2014

Tax related receivables	1,286	47,405
Trade receivables	8	91

De Agostini Group	1,294	47,496

Trade receivables	17,347	30,650

Autogrill S.p.A.	17,347	30,650

Trade receivables	2,086	205

OPAP S.A.	2,086	205

Trade receivables	—	84

Ringmaster S.r.l.	—	84

Total related party receivables	20,727	78,435

Tax related payables	35,627	148,609
Trade payables	3,354	3,260

De Agostini Group	38,981	151,869

Trade payables	846	989

Autogrill S.p.A.	846	989

Trade payables	524	1,509

Ringmaster S.r.l.	524	1,509

Total related party payables	40,351	154,367

Tax related receivables and payables arise from the tax consolidation performed at the De Agostini Group level.

The following table sets forth transactions with related parties:

	For the year ended December 31,
($ thousands)	2015	2014	2013
Service revenue and product sales
Autogrill S.p.A.	6,060	7,834	7,474
OPAP S.A.	4,036	3,153	—
Ringmaster S.r.l.	239	535	329
De Agostini Group	21	380	94

	10,356	11,902	7,897

Operating costs
Ringmaster S.r.l.	12,651	14,808	9,064
Assicurazioni Generali S.p.A.	3,003	3,641	3,390
De Agostini Group	569	1,266	7,324

	16,223	19,715	19,778

From time to time, we make strategic investments in publicly-traded and privately-held companies that develop software, hardware and other technologies or provide services supporting our technologies. We may purchase from or make sales to these organizations. We believe that the terms of each of these arrangements were fair and not less favorable to us than could have been obtained from unaffiliated parties.

De Agostini Group

The Company is majority owned by De Agostini S.p.A. Amounts receivable from De Agostini S.p.A. and subsidiaries of De Agostini S.p.A. (“De Agostini Group”) are non-interest bearing.

On May 8, 2013, the Company entered into a framework agreement with De Agostini S.p.A. pursuant to which De Agostini S.p.A. may make short-term loans to the Company and the Company may deposit cash with De Agostini S.p.A. on a short-term basis. The framework agreement provided that any such transactions would be in compliance with existing third party loan covenants and concluded on an arm’s- length basis. The framework agreement was terminated on March 18, 2015, and no transactions were executed under the framework agreement.

Autogrill S.p.A.

IGT PLC board member Gianmario Tondato da Rous is Chief Executive Officer and a director of Autogrill S.p.A. (“Autogrill”), a global operator of food and beverage services for travelers. Under concessions signed with operators of airports, motorways and railway stations in Italy, Autogrill is also a seller of scratch and win (“S&W”) and lottery tickets. The Company is the sole licensee for the S&W and lottery concessions in Italy through its subsidiary Lotterie Nazionali S.r.l.

Ringmaster S.r.l.

The Company has a 50% interest in Ringmaster S.r.l., an Italian joint venture, which is accounted for using the equity method of accounting. Ringmaster S.r.l. provides software development services for the Company’s interactive gaming business pursuant to an agreement dated December 7, 2011.

Assicurazioni Generali S.p.A.

Assicurazioni Generali S.p.A. (“Generali”) is a related party of the Company as the Vice-Chairman of the Company’s board also serves on Generali’s board of directors. In 2012, the Company entered into a lease agreement to lease the Company’s headquarters facility in Rome, Italy from a wholly-owned subsidiary of Generali.

Yeonama Holdings Co. Limited and OPAP S.A.

The Company has a 30% interest in Yeonama Holdings Co. Limited (“Yeonama”), which is accounted for at fair value. Yeonama is a shareholder in Emma Delta Limited, the fund that holds a 33% interest in OPAP S.A. (“OPAP”), the Greek gaming and football betting operator. Marco Sala, IGT PLC Chief Executive Officer and board member, is a member of the board of directors of OPAP. GTECH UK Interactive Limited (“GTECH UK”), a subsidiary of the Company, provide sports betting and player account management systems to OPAP S.A. The Company is also a technology provider of VLT central systems to OPAP S.A.

CLS-GTECH Company Limited

The Company has a 50% interest in CLS-GTECH Company Limited (“CLS-GTECH”), which is accounted for using the equity method of accounting. CLS-GTECH is a joint venture that was formed to provide a nationwide KENO system for Welfare lotteries throughout China.

Connect Ventures One LP

Since 2011, the Company has held an investment in Connect Ventures One LP, a venture capital fund which targets ‘‘early stage’’ investment operations, with the legal status of limited partnership under English law. The fund is considered a related party because at least one key figure in the fund’s management is related to a number of leading representatives of De Agostini S.p.A., as well as directors of the Company.

The Company’s investment in Connect Ventures One LP was $4.7 million and $3.6 million at December 31, 2015 and December 31, 2014, respectively. The Company accounts for this investment as an available for sale investment.

Connect Ventures Two LP

On November 24, 2015, the Company invested $0.5 million in Connect Ventures Two LP. The fund is considered a related party because at least one key figure in the fund’s management is related to a number of leading representatives of De Agostini S.p.A., as well as directors of the Company.

The Company accounts for its investment in Connect Ventures Two LP as an available for sale investment.

Willis Towers Watson

IGT PLC board member James McCann is a member of the board of directors of Willis Towers Watson (previously Willis Group Holdings PLC) (“Willis Towers”), a global firm with offerings from insurance and reinsurance to retirement planning and health-care consulting. IGT PLC board member Sir Jeremy Hanley is a member of the board of directors of Willis Ltd., a subsidiary of Willis Towers. The Company obtains insurance coverage, including director and officer insurance, through subsidiaries of Willis Towers. The Company paid subsidiaries of Willis Towers $5.0 million, $3.3 million and $3.2 million in 2015, 2014 and 2013, respectively.

Employment Arrangement

Enrico Drago, the son of IGT PLC board member Marco Drago, is a board member and Chief Executive Officer of the Company’s wholly owned subsidiary Lottomatica S.p.A.